Schedule of Investments (unaudited) September 30, 2019	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies — 1.1%
VanEck Vectors High-Yield Municipal Index ETF	225,000	$14,496,750

Total Investment Companies — 1.1% (Cost — $14,335,250)		14,496,750

	Par (000)

Municipal Bonds — 90.4%

Alabama — 1.9%
Alabama Special Care Facilities Financing Authority-Birmingham, RB, Methodist Home For The Aging:
5.75%, 06/01/35	$200	226,770
5.75%, 06/01/45	355	398,754
6.00%, 06/01/50	450	512,681
Black Belt Energy Gas District, RB, Series A, 4.00%, 12/01/48(a)	4,585	4,950,745
Chelsea Park Cooperative District, Special Assessment Bonds, 5.00%, 05/01/48	970	1,001,389
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	365	409,855
Sub-Lien, Series D, 7.00%, 10/01/51	2,355	2,856,921
Sub-Lien, Series D, 6.50%, 10/01/53	3,465	4,146,843
County of Tuscaloosa IDA, Refunding RB, Hunt Refining Project, Series A, 5.25%, 05/01/44(b)	8,830	10,156,001
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20(c)	710	742,553

		25,402,512

Alaska — 0.3%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 06/01/23	130	130,157
5.00%, 06/01/32	1,510	1,510,468
5.00%, 06/01/46	2,580	2,583,277

		4,223,902

Arizona — 2.6%
Arizona IDA, RB:
Academies of Math & Science Project, Series B, 5.25%, 07/01/51(b)	570	606,258
Doral Academy of Neveda — Fire Mesa & Red Rock Campus Projects, Series A, 5.00%, 07/15/39(b)	335	374,101

Security	Par (000)	Value

Arizona (continued)
Doral Academy of Neveda — Fire Mesa & Red Rock Campus Projects, Series A, 5.00%, 07/15/49(b)	$675	$743,269
Great Lakes Senior Living Communities LLC Project Second Tier, Series B, 5.13%, 01/01/54	940	1,036,406
Great Lakes Senior Living Communities LLC Project, Series A, 4.50%, 01/01/49	1,000	1,075,830
Leman Academy Of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/39(b)	1,270	1,317,473
Leman Academy Of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/49(b)	1,440	1,487,045
Leman Academy Of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/54(b)	1,110	1,143,589
Lone Mountain Campus Project, Series A, 5.00%, 12/15/39(b)	150	166,806
Lone Mountain Campus Project, Series A, 5.00%, 12/15/49(b)	345	377,102
Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/26(b)	760	853,746
Arizona Industrial Development Authority, RB, Leman Academy Of Excellence- Parker Colorado Campus Project, 5.00%, 07/01/49(b)(d)	1,350	1,392,025
Arizona Industrial Development Authority, Refunding RB, Odyssey Preparatory Academy Project, Series A, 5.50%, 07/01/52(b)	2,895	3,112,762
City of Phoenix Arizona IDA, ERB, Eagle College Prep Project, Series A, 5.00%, 07/01/43	1,445	1,477,700
City of Phoenix Arizona IDA, RB:
Great Hearts Academies — Veritas Project, 6.40%, 07/01/21(c)	415	450,574
Legacy Traditional Schools Projects, Series A, 6.50%, 07/01/34(b)	465	531,844

1

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Arizona (continued)
Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/36(b)	$1,225	$1,340,064
Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/41(b)	1,685	1,824,737
Legacy Traditional Schools Projects, Series A, 6.75%, 07/01/44(b)	810	919,868
Leman Academy of Excellence — ORO Valley Project, Series A, 5.25%, 07/01/48(b)	1,690	1,739,568
ORO Valley Project, Series A, 5.00%, 07/01/34(b)	250	258,013
ORO Valley Project, Series A, 5.00%, 07/01/39(b)	205	210,430
ORO Valley Project, Series A, 5.00%, 07/01/49(b)	320	327,264
ORO Valley Project, Series A, 5.00%, 07/01/54(b)	530	540,595
City of Phoenix Arizona IDA, Refunding RB(b):
Basis Schools, Inc. Projects, 5.00%, 07/01/35	300	326,364
Basis Schools, Inc. Projects, 5.00%, 07/01/45	895	952,987
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/35	295	320,925
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/46	325	343,931
Legacy Traditional School Projects, 5.00%, 07/01/35	315	339,913
Legacy Traditional School Projects, 5.00%, 07/01/45	250	266,220
County of La Paz IDA, RB, Imagine Schools Desert West Middle Project, 5.88%, 06/15/48(b)	1,340	1,421,700
County of Pima IDA, RB:
5.13%, 07/01/39	700	712,019
5.25%, 07/01/49	870	880,222
State of Arizona IDA, RB, Academies of Math & Science Project, Series B, 5.13%, 07/01/47(b)	420	445,507
State of Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.25%, 07/01/47(b)	3,235	3,535,467

Security	Par (000)	Value

Arizona (continued)
Town of Florence, Inc. Arizona IDA, ERB, Legacy Traditional School Project, Queen Creek and Casa Grande Campuses, 6.00%, 07/01/43	$1,375	$1,515,374

		34,367,698

Arkansas — 1.4%
Arkansas Development Finance Authority, RB, Big River Steel Project, AMT, 4.50%, 09/01/49(b)	16,025	17,145,147
County of Benton Arkansas Public Facilities Board, RB, BCCSO Project, Series A, 6.00%, 06/01/20(b)(c)	750	773,115

		17,918,262

California — 5.6%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(c)	1,000	1,041,760
California Municipal Finance Authority, ARB, Senior Lien-Linxs APM Project, AMT, 4.00%, 12/31/47	2,560	2,779,187
California Municipal Finance Authority, RB, Urban Discovery Academy Project(b):
5.50%, 08/01/34	310	331,688
6.00%, 08/01/44	655	708,081
6.13%, 08/01/49	570	616,643
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A, 5.00%, 02/01/42	345	406,024
California Pollution Control Financing Authority, Refunding RB, County of San Diego Water Authority, 5.00%, 11/21/45(b)	3,000	3,652,800
California School Finance Authority, RB, Value Schools:
6.65%, 07/01/33	295	337,235
6.90%, 07/01/43	650	738,367
California Statewide Communities Development Authority, RB:
Loma Linda University Medical Center, 5.25%, 12/01/38(b)	1,420	1,688,565
Loma Linda University Medical Center, 5.25%, 12/01/48(b)	1,000	1,166,220
Loma Linda University Medical Center, Series A, 5.00%, 12/01/46(b)	970	1,084,761
Loma Linda University Medical Center, Series A, 5.25%, 12/01/56(b)	875	991,681
Sutter Health, Series A, 6.00%, 08/15/20(c)	400	416,704

2

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
California Statewide Communities Development Authority, Refunding RB, American Baptist Homes of the West, 6.25%, 10/01/39	$2,575	$2,575,335
California Statewide Financing Authority, RB, Asset-Backed, Tobacco Settlement:
Series A, 6.00%, 05/01/43	2,500	2,501,950
Series B, 6.00%, 05/01/43	3,485	3,487,718
City & County of San Francisco California Redevelopment Agency:
Special Tax Bonds, Community Facilities District No. 6 (Mission Bay South Public Improvements), Series C, CAB, 0.00%, 08/01/43(e)	3,000	818,160
Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series D, 3.00%, 08/01/21(b)	500	507,690
Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series D, 0.00%, 08/01/23(b)(e)	1,000	870,440
Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series D, 0.00%, 08/01/26(b)(e)	580	434,385
Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series D, 0.00%, 08/01/31(b)(e)	1,155	670,258
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 02/15/34	500	501,750
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 05/01/36	310	333,892
6.50%, 05/01/42	760	816,886
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	240	279,502
County of California Tobacco Securitization Agency, RB, 5.45%, 06/01/28	500	506,645
County of California Tobacco Securitization Agency, Refunding RB, Golden Gate Tobacco Funding Corp., Series A, 5.00%, 06/01/36	1,665	1,665,683
County of Los Angeles California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp.:
5.70%, 06/01/46	4,260	4,306,477
5.60%, 06/01/36	1,385	1,399,750

Security	Par (000)	Value

California (continued)
County of Riverside California Transportation Commission, RB, Senior Lien, Series A, 5.75%, 06/01/48	$2,115	$2,363,238
Golden State Tobacco Securitization Corp., Refunding RB:
Series A-1, 3.50%, 06/01/36	6,580	6,706,994
Series A-1, 5.00%, 06/01/47	8,475	8,666,450
Series A-1, 5.25%, 06/01/47	945	972,896
Series A-2, 5.00%, 06/01/47	5,195	5,312,874
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
4.75%, 06/01/25	340	340,391
5.00%, 06/01/37	7,410	7,443,419
5.13%, 06/01/46	3,590	3,595,134

		73,037,633

Colorado — 3.7%
9th Avenue Metropolitan District No. 2, GOL, 5.00%, 12/01/48	1,565	1,661,670
Aviation Station North Metropolitan District No. 2, GO, Series A:
5.00%, 12/01/39	750	797,723
5.00%, 12/01/48	1,350	1,412,856
Broadway Station Metropolitan District No. 2, GOL, Series A:
5.00%, 12/01/35	735	781,606
5.13%, 12/01/48	2,345	2,484,832
Bromley Park Metropolitan District No. 2, GO, , Refunding, Sub-Series B, 6.38%, 12/15/47	937	988,835
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(b)	820	873,136
Colorado Educational & Cultural Facilities Authority, RB, Littleton Preparatory Charter School Project:
5.00%, 12/01/33	450	470,786
5.00%, 12/01/42	545	562,947
Colorado Health Facilities Authority, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(c)	1,250	1,406,012
Colorado Health Facilities Authority, Refunding RB:
Catholic Health Initiatives, Series B-1, 4.00%, 11/09/22(c)	4,000	4,325,480
Commonspirit Health, Series A, 4.00%, 08/01/44	795	859,180
Commonspirit Health, Series A, 4.00%, 08/01/49	3,825	4,109,006

3

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Colorado High Performance Transportation Enterprise, RB, C-470 Express Lanes, 5.00%, 12/31/56	$2,500	$2,719,875
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.75%, 12/01/45	780	819,421
Copperleaf Metropolitan District No. 3, GO, Limited Tax, Series A:
5.00%, 12/01/37	500	527,450
5.13%, 12/01/47	1,200	1,251,744
Denver International Business Center Metropolitan District No. 1, GOL, Subordinate, Series B, 6.00%, 12/01/48	1,145	1,175,251
Green Gables Metropolitan District No. 1, GO, Series A, 5.30%, 12/01/46	1,000	1,050,920
Leyden Rock Metropolitan District No. 10, GO, Series A, 5.00%, 12/01/45	1,250	1,319,538
North Holly Metropolitan District, GOL, Series A, 5.50%, 12/01/48	760	796,807
Palisade Park West Metropolitan District, GOL, Series A, 5.13%, 12/01/49	1,500	1,532,310
Pomponio Terrace Metropolitan District, GOL, Series A, 5.00%, 12/01/49	1,450	1,492,644
Prairie Farm Metropolitan District, GO, Series A, 5.25%, 12/01/48	1,240	1,309,750
Regional Transportation District, RB, Denver Transit Partners Eagle P3 Project:
6.00%, 01/15/34	1,500	1,528,515
6.00%, 01/15/41	1,000	1,021,670
Southlands Metropolitan District No. 1, GO, , Refunding, Series A-1, 5.00%, 12/01/37	1,115	1,280,622
Southlands Metropolitan District No. 1, GO, Refunding, Series A-1, 5.00%, 12/01/47	3,990	4,468,800
Tallyns Reach Metropolitan District No. 3, GO, 6.75%, 11/01/38	1,113	1,083,116
Thompson Crossing Metropolitan District No. 4, GO, Refunding:
5.00%, 12/01/39	1,400	1,506,162
5.00%, 12/01/49	1,480	1,576,289
Westcreek Metropolitan District No. 2, GO, Series A, 5.38%, 12/01/48	800	838,280

		48,033,233

Connecticut — 1.3%
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)	1,485	1,522,778
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 02/01/45(b)	983	1,066,380

Security	Par (000)	Value

Connecticut (continued)
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, Series C, 6.25%, 02/01/30(b)	$2,045	$2,308,498
State of Connecticut, GO:
Series A, 5.00%, 04/15/36	2,300	2,837,579
Series A, 4.00%, 04/15/37	1,800	2,017,998
Series C, 5.00%, 06/15/33	1,775	2,175,831
Series C, 5.00%, 06/15/34	1,375	1,672,866
Series E, 5.00%, 09/15/34	3,000	3,677,190

		17,279,120

Delaware — 1.0%
County of Kent Delaware, RB, CHF Dover LLC, Delaware State University Project, Series A, 5.00%, 07/01/58	1,500	1,671,900
State of Delaware EDA, RB:
5.00%, 06/01/46	1,000	1,088,710
5.00%, 11/15/48	4,000	4,608,960
Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	5,930	6,105,409

		13,474,979

District of Columbia — 0.7%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 05/15/40	385	398,317
Metropolitan Washington Airports Authority, Refunding RB:
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/30(e)	3,005	2,292,244
Dulles Toll Road, 1st Senior Lien, Series A, 5.00%, 10/01/39	185	185,019
Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	1,610	1,610,161
Metropolitan Washington Airports Authority Dulles Toll Road Revenu, Refunding ARB, Dulles Metrorail And Capital Improvement Projects, Series A, 5.00%, 10/01/53	3,830	4,104,381

		8,590,122

Florida — 5.8%
Boggy Creek Improvement District, Refunding RB, Special Assessment Bonds, 5.13%, 05/01/43	1,300	1,346,319
Capital Region Community Development District, Refunding, Special Assessment, Capital Improvement Revenue Bond, Series A-1, 5.13%, 05/01/39	2,285	2,452,331

4

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Capital Trust Agency Inc, RB, Odyssey Charter School Projects, 5.00%, 07/01/49(b)	$1,280	$1,415,386
Capital Trust Agency, Inc., RB, Series A:
1st Mortgage, Silver Creek St. Augustine Project, 8.25%, 01/01/44(g)(h)	445	258,100
1st Mortgage, Silver Creek St. Augustine Project, 8.25%, 01/01/49(g)(h)	950	551,000
Advantage Academy of Hillsborough Projects, 5.00%, 12/15/49	300	325,422
Advantage Academy of Hillsborough Projects, 5.00%, 12/15/54	260	282,110
Paragon Academy of Technology and Sunshine, 5.75%, 06/01/54(b)	1,925	2,018,998
Renaissance Charter School, Inc., 5.00%, 06/15/49(b)	500	522,450
Silver Creek St. Augustine Project, 5.75%, 01/01/50(g)(h)	570	558,600
Celebration Pointe Community Development District, Special Assessment Bonds:
4.75%, 05/01/24	415	433,368
5.00%, 05/01/34	1,250	1,321,588
Alachua County, 4.00%, 05/01/22(b)	235	238,675
City of Tallahassee Florida, RB, Tallahassee Memorial HealthCare, Inc. Project, Series A, 5.00%, 12/01/55	2,600	2,932,436
County of Alachua Florida Health Facilities Authority, RB, Shands Teaching Hospital and Clinics, Series A, 5.00%, 12/01/44	1,720	1,943,548
County of Charlotte Florida IDA, RB, Town & Country Utilities Project, AMT(b):
5.00%, 10/01/34	530	587,918
5.00%, 10/01/49	2,510	2,713,285
County of Collier Florida IDA, Refunding RB, Arlington of Naples Project, Series A, 8.13%, 05/15/44(b)	370	372,324
County of Collier Health Facilities Authority, RB, Moorings, Inc., Series A, 5.00%, 05/01/48	2,090	2,461,832
County of Lake Florida, RB, Imagine South Lake Charter School Project(b):
5.00%, 01/15/39	550	605,798

Security	Par (000)	Value

Florida (continued)
5.00%, 01/15/49	$825	$888,962
5.00%, 01/15/54	830	884,431
County of Martin Florida Health Facilities Authority, RB, 5.50%, 11/15/21(c)	1,000	1,085,050
County of Miami-Dade Florida IDA, RB, Doral Academy Project, 5.00%, 01/15/48	1,405	1,555,630
County of Palm Beach Florida, RB, Plam Beach Atlantic University Housing Project, 5.00%, 04/01/51(b)	540	592,925
County of Palm Beach Florida Health Facilities Authority, Refunding RB, Sinai Residences Boca Raton Project, 7.50%, 06/01/49	1,000	1,129,050
County of Pinellas IDA, RB, 2017 Foundation for Global Understanding, Inc. Project, 5.00%, 07/01/39	220	258,005
Florida Development Finance Corp., RB:
Renaissance Charter School, Series A, 5.75%, 06/15/29	695	762,637
Renaissance Charter School, Series A, 6.00%, 06/15/34	835	914,976
Renaissance Charter School, Series A, 6.13%, 06/15/44	3,185	3,451,521
Solid Waste Disposal Facility, Waste Pro USA, Inc. Project, AMT, 5.00%, 08/01/29(a)(b)	2,240	2,365,955
Florida Higher Educational Facilities Financial Authority, RB, Jacksonville University Project, Series A-1, 5.00%, 06/01/48(b)	1,730	1,918,674
Greater Orlando Aviation Authority Florida, Refunding RB, Special Purpose, Jetblue Airways Corp. Project, AMT, 5.00%, 11/15/36	2,000	2,130,660
Greeneway Improvement District, RB, Special Assessment Bonds, 5.13%, 05/01/43	1,290	1,342,193
Lakewood Ranch Stewardship District:
Special Assessment Bonds, 3.90%, 05/01/23	355	361,237
Special Assessment Bonds, 4.25%, 05/01/28	535	562,670
Special Assessment Bonds, 5.00%, 05/01/38	1,175	1,274,499
Special Assessment Bonds, 5.10%, 05/01/48	2,545	2,728,266
Special Assessment Bonds, Indigo Expansion Area Project, 3.75%, 05/01/39(b)	570	560,492

5

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Special Assessment Bonds, Indigo Expansion Area Project, 4.00%, 05/01/49(b)	$355	$348,390
Special Assessment Bonds, Lakewood Centre & NW Sector Projects, 4.95%, 05/01/29(b)	715	787,394
Special Assessment Bonds, Lakewood Centre & NW Sector Projects, 5.50%, 05/01/39(b)	715	807,435
Special Assessment Bonds, Lakewood Centre & NW Sector Projects, 5.65%, 05/01/48(b)	1,125	1,262,374
Special Assessment Bonds, Northeast Sector Project — Phase 1B, 5.30%, 05/01/39	1,090	1,213,595
Special Assessment Bonds, Northeast Sector Project — Phase 1B, 4.75%, 05/01/29	955	1,039,097
Special Assessment Bonds, Northeast Sector Project — Phase 1B, 5.45%, 05/01/48	1,935	2,140,865
Lakewood Ranch Stewardship District Special Assessment Bonds, Refunding, Lakewood Center & New Sector Projects, 8.00%, 05/01/40	515	563,724
Lakewood Ranch Stewardship District Special Assessment Bonds:
Special Assessment Bonds, Lakewood Centre North Projects, 4.25%, 05/01/25	115	118,744
Special Assessment Bonds, Lakewood Centre North Projects, 4.88%, 05/01/35	280	296,534
Special Assessment Bonds, Lakewood Centre North Projects, 4.88%, 05/01/45	580	603,693
Village of Lakewood Ranch Sector Projects, 4.00%, 05/01/21	100	101,255
Village of Lakewood Ranch Sector Projects, 4.25%, 05/01/26	175	183,351
Village of Lakewood Ranch Sector Projects, 5.13%, 05/01/46	1,015	1,080,671
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(c)	1,450	1,616,257
Midtown Miami Community Development District, Refunding, Special Assessment Bonds, Series A:
5.00%, 05/01/29	1,745	1,860,083
5.00%, 05/01/37	890	936,431

Security	Par (000)	Value

Florida (continued)
Pine Island Community Development District, RB, 0.00%, 11/01/24(e)	$1,080	$840,456
Santa Rosa Bay Bridge Authority, RB:
6.25%, 07/01/28(g)(h)	363	286,683
(ACA), 6.25%, 07/01/28	60	60,025
Tolomato Community Development District, Refunding, Special Assessment Bonds:
Series A-2, 4.25%, 05/01/37	915	926,895
Convertible CAB, Series A4, 6.61%, 05/01/40(f)	50	43,768
Series 2015-2, 6.61%, 05/01/40(f)	125	94,591
Tolomato Community Development District:
Series 1, 6.61%, 05/01/40(f)(g)(h)	205	180,999
Series 3, 6.61%, 05/01/40(g)(h)	135	1
Series 3, 6.65%, 05/01/40(g)(h)	105	1
Trout Creek Community Development District, Special Assessment Bonds:
5.38%, 05/01/38	670	731,660
5.50%, 05/01/49	1,700	1,832,923
Viera East Community Development District, Refunding, Special Assessment Bonds, 5.00%, 05/01/26	640	686,253
Village Community Development District No. 9, Special Assessment Bonds:
7.00%, 05/01/41	1,290	1,374,443
5.50%, 05/01/42	490	523,114
Village Community Development District No.10, Special Assessment Bonds, 5.13%, 05/01/43	1,565	1,683,001
West Villages Improvement District, Special Assessment Bonds:
4.25%, 05/01/29	400	413,848
4.75%, 05/01/39	885	929,728
5.00%, 05/01/50	1,415	1,486,741

		75,164,344

Georgia — 1.6%
County of Clayton Georgia Development Authority, Refunding RB, Delta Air Lines, Inc. Project, Series A, 8.75%, 06/01/29	635	663,277
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	3,135	3,408,215
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	555	653,818

6

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/35	$1,020	$1,328,336
5.00%, 05/15/36	1,020	1,338,199
5.00%, 05/15/37	1,120	1,481,189
5.00%, 05/15/38	615	815,478
5.00%, 05/15/49	2,055	2,845,743
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project:
4.00%, 01/01/49	4,150	4,363,393
Series A, 5.00%, 01/01/49	3,235	3,712,065
Series A, 5.00%, 01/01/59	525	595,408

		21,205,121

Guam — 0.1%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	20	20,111
6.75%, 11/15/19(c)	1,650	1,660,593

		1,680,704

Idaho — 0.3%
County of Power Idaho Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 08/01/32	265	265,872
Idaho Health Facilities Authority, Refunding RB, Madison Hospital Memorial Project:
3.50%, 09/01/33	375	370,237
5.00%, 09/01/37	1,000	1,117,990
Idaho Housing & Finance Association, RB(b):
Compass Public Charter School, Inc. Project, Series A, 6.00%, 07/01/39	370	437,192
Compass Public Charter School, Inc. Project, Series A, 6.00%, 07/01/49	595	688,933
Compass Public Charter School, Inc. Project, Series A, 6.00%, 07/01/54	570	656,167
Idaho Arts Charter School, Inc., 5.00%, 12/01/46	1,000	1,090,940

		4,627,331

Illinois — 5.7%
Chicago Board of Education, GO, Series D:
Refunding, Dedicated Revenues, 5.00%, 12/01/31	1,500	1,728,945
Refunding, Dedicated Revenues, Series G, 5.00%, 12/01/44	3,700	4,160,613
Dedicated Revenues, Series H, 5.00%, 12/01/46	725	815,553

Security	Par (000)	Value

Illinois (continued)
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series H, 5.00%, 12/01/30	$1,370	$1,582,569
Dedicated Revenues, Series F, 5.00%, 12/01/22	1,030	1,112,925
0.00%, 12/01/25(e)	590	494,255
5.00%, 12/01/29	1,550	1,849,197
5.00%, 12/01/30	1,850	2,198,281
Series B, 4.00%, 12/01/35	1,155	1,171,967
Series C, 5.00%, 12/01/25	1,220	1,387,006
Chicago Board of Education, GO:
Series A,5.00%, 12/01/42	1,570	1,652,237
Series C, 5.25%, 12/01/39	2,250	2,476,170
5.00%, 12/01/46	1,010	1,148,744
5.00%, 12/01/46	2,610	2,786,018
Chicago O’Hare International Airport, RB, AMT, 5.00%, 07/01/48	2,000	2,332,120
City of Chicago Illinois, GO, Refunding, Series A, 6.00%, 01/01/38	1,850	2,211,897
City of Chicago Illinois O’Hare International Airport, Refunding RB, Series C, AMT, 5.00%, 01/01/46	3,000	3,381,090
Illinois Finance Authority, RB, Lake Forest College, Series A, 6.00%, 10/01/48	1,700	1,785,357
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/19(c)	1,400	1,404,690
Friendship Village of Schaumburg, 7.13%, 02/15/20(c)	1,000	1,021,320
Presence Health Network, Series C, 5.00%, 02/15/36	1,805	2,163,275
Presence Health Network, Series C, 5.00%, 02/15/41	3,000	3,570,660
Rogers Park Montessori School Project, Series 2014, 6.00%, 02/01/34	335	373,314
Rogers Park Montessori School Project, Series 2014, 6.13%, 02/01/45	790	866,701
Swedish Covenant, Series A, 6.00%, 02/15/20(c)	1,000	1,017,190
Metropolitan Pier & Exposition Authority, RB, Series A, McCormick Place Expansion Project:
Bonds, 0.00%, 12/15/56(e)	7,645	1,851,007
Bonds, 5.00%, 06/15/57	2,085	2,333,490
5.50%, 06/15/53	3,925	4,452,324

7

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Metropolitan Pier & Exposition Authority, Refunding RB, Series B(e):
CAB, McCormick Place Expansion Project (AGM), 0.00%, 06/15/44	$3,455	$1,456,628
McCormick Place Expansion Project Bonds, 0.00%, 12/15/54	9,660	2,529,181
Mccormick Place Expansion Project, 0.00%, 12/15/51	29,275	8,707,263
Quad Cities Regional EDA, Refunding RB, Augustana College, 4.75%, 10/01/32	675	714,818
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(c)	390	419,933
State of Illinois, GO, Series A:
5.00%, 03/01/35	1,095	1,145,031
5.00%, 02/01/39	510	546,164
State of Illinois, GO, Refunding, Series B, 5.00%, 10/01/29	1,430	1,652,050
State of Illinois, GO:
5.00%, 04/01/35	1,460	1,551,279
5.00%, 04/01/38	2,190	2,321,531

		74,372,793

Indiana — 1.3%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	525	610,706
7.00%, 01/01/44	1,270	1,465,593
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village Project, 6.25%, 01/01/29(b)	2,950	3,035,668
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1(b):
6.63%, 01/15/34	430	478,070
6.75%, 01/15/43	1,220	1,343,903
6.88%, 01/15/52	1,270	1,397,292
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges East End Crossing Project, Series A, AMT:
5.00%, 07/01/44	370	402,456
5.00%, 07/01/48	1,230	1,333,517
5.25%, 01/01/51	2,500	2,731,850
Indiana Finance Authority, Refunding RB, Marquette Project, 5.00%, 03/01/39	725	756,770
Indiana Housing & Community Development Authority, RB, Lake Meadows Assisted Living Project, Series A, 5.00%, 01/01/39(b)	2,040	2,080,229

Security	Par (000)	Value

Indiana (continued)
Town of Chesterton Indiana, RB, StoryPoint Chesterton Project, Series A-1, 6.38%, 01/15/51(b)	$1,745	$1,882,209

		17,518,263

Iowa — 1.5%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
3.13%, 12/01/22	3,705	3,759,982
5.25%, 12/01/50(a)	595	648,955
Series B, 5.25%, 12/01/50(a)	6,105	6,726,977
Iowa Student Loan Liquidity Corp., Refunding RB, AMT, Senior Series A-1, 5.00%, 12/01/21	360	368,611
Iowa Tobacco Settlement Authority, Refunding RB, Series C:
Asset-Backed, 5.50%, 06/01/42	2,030	2,030,041
5.38%, 06/01/38	3,075	3,075,000
State of Iowa Finance Authority, RB, Lifespace Communities, Series A, 5.00%, 05/15/48	2,360	2,628,403

		19,237,969

Kansas — 0.2%
City of Wichita Kansas, Refunding RB, Presbyterian Manors, Inc.(d):
5.00%, 05/15/34	665	739,420
5.00%, 05/15/50	1,205	1,293,339

		2,032,759

Kentucky — 0.3%
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 0.00%, 10/01/24(e)	250	221,535
Kentucky Public Transportation Infrastructure Authority, RB, 6.00%, 07/01/53	3,000	3,398,400

		3,619,935

Louisiana — 1.2%
Calcasieu Parish Memorial Hospital Service District, Refunding RB, Lake Charles Memorial Hospital Project:
5.00%, 12/01/34	265	317,303
5.00%, 12/01/39	175	205,795
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Project, Series C, 7.00%, 09/15/44(b)	3,115	3,177,611

8

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority, RB:
S/F Housing, University of Louisiana Monroe Project, 5.00%, 07/01/54(b)	$1,990	$2,157,936
Westlake Chemical Corp., Series A-2, 6.50%, 11/01/35	1,630	1,712,690
Louisiana Public Facilities Authority, RB:
Belle Chasse Educational Foundation Project, 6.75%, 05/01/41	645	676,928
Young Audiences Charter School Project, Series A, 5.00%, 04/01/49(b)	500	518,860
Parish of St. John the Baptist Louisiana, Refunding RB, Marathon Oil Corporation Project(a)(d):
2.10%, 06/01/37	1,220	1,220,634
2.20%, 06/01/37	1,280	1,288,781
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.25%, 05/15/35	3,910	4,324,929

		15,601,467

Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 07/01/41	1,075	1,150,046

Maryland — 0.9%
City of Baltimore Maryland, Refunding RB, East Baltimore Research Park Project, 4.00%, 09/01/27	325	344,828
City of Gaithersburg Maryland, Refunding RB, Asbury Maryland Obligation, Series B, 6.00%, 01/01/23	750	757,178
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 07/01/43(b)	2,880	2,953,008
Maryland EDC, RB:
Purple Line Light Rail Project, AMT, 5.00%, 03/31/51	3,135	3,562,708
Term Project, Series B, 5.75%, 06/01/20(c)	1,500	1,543,815
Maryland EDC, Refunding RB, University of Maryland Project, 5.00%, 07/01/39	950	1,046,843

Security	Par (000)	Value

Maryland (continued)
Maryland Industrial Development Financing Authority, Refunding RB, VRDN, Occidental Petrolleum Corporation Issue, 1.78%, 03/01/30(a)	$1,600	$1,600,000

		11,808,380

Massachusetts — 1.8%
Massachusetts Development Finance Agency, RB:
Boston Medical Center, Series D, 4.00%, 07/01/45	715	753,245
Boston Medical Center, Series D, 5.00%, 07/01/44	3,865	4,367,411
Foxborough Regional Charter School, Series A, 7.00%, 07/01/20(c)	350	364,717
Linden Ponds, Inc. Facility, Series B, 0.00%, 11/15/56(e)	94	23,402
North Hill Communities Issue, Series A, 6.50%, 11/15/23(b)(c)	2,480	2,996,832
UMass Boston Student Housing Project, 5.00%, 10/01/41	2,500	2,866,575
Massachusetts Development Finance Agency, Refunding RB:
New Bridge Charles, Inc., 4.00%, 10/01/32(b)	355	383,191
New Bridge Charles, Inc., 4.13%, 10/01/42(b)	855	900,264
New Bridge Charles, Inc., 5.00%, 10/01/57(b)	570	627,285
Series A, 5.00%, 07/01/38	1,200	1,449,816
Series A, 5.00%, 07/01/39	3,055	3,682,925
Series A, 5.00%, 07/01/44	3,750	4,437,637
Tufts Medical Center, Series I, 6.75%, 01/01/21(c)	305	325,420
Tufts Medical Center, Series I, 6.75%, 01/01/21(c)	205	218,725

		23,397,445

Michigan — 0.7%
City of Detroit Michigan, GO:
5.00%, 04/01/34	485	539,184
5.00%, 04/01/35	485	536,900
5.00%, 04/01/36	340	374,666
5.00%, 04/01/37	545	597,870
5.00%, 04/01/38	240	262,150
Kentwood EDC, Refunding RB, Limited Obligation, Holland Home, 5.63%, 11/15/41	1,000	1,074,840

9

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 07/01/44	$350	$376,989
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	800	867,272
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.75%, 11/15/19(c)	1,710	1,718,926
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	2,030	2,412,919

		8,761,716

Minnesota — 0.9%
City of Cologne Minnesota Charter School, LRB, Cologne Academy Project, Series A, 5.00%, 07/01/45	2,065	2,185,410
City of Deephaven Minnesota, Refunding RB, Eagle Ridge Academy Project, Series A, 5.25%, 07/01/40	500	546,420
City of St. Paul Minnesota Housing & Redevelopment Authority, RB, Twin Cities German Immersion School Project:
5.00%, 07/01/49	555	611,149
5.00%, 07/01/55	870	951,876
City of Wayzata Minnesota, Refunding RB, Folkestone Senior Living Community, 5.00%, 08/01/54	115	125,082
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
4.25%, 02/15/48	1,925	2,136,230
5.25%, 02/15/53	3,850	4,581,269
St. Paul Housing & Redevelopment Authority, RB, Nova Classical Academy, Series A, 6.63%, 09/01/21(c)	500	549,755

		11,687,191

Missouri — 1.0%
City of St. Louis Missouri IDA, Refunding RB, BallPark Village Development Project, Series A:
4.38%, 11/15/35	1,020	1,113,024
4.75%, 11/15/47	1,135	1,229,568
Kansas City Land Clearance Redevelopment Authority, Tax Allocation Bonds(b):
4.38%, 02/01/31	830	864,287

Security	Par (000)	Value

Missouri (continued)
5.00%, 02/01/40	$1,240	$1,359,573
Kansas City Missouri IDA, Refunding RB, Kansas City United Methodist Church(b)(g)(h):
5.75%, 11/15/36	1,350	1,240,029
6.00%, 11/15/51	110	96,242
Kirkwood Missouri IDA, RB, Aberdeen Heights, Series A, 8.25%, 05/15/20(c)	435	453,562
Poplar Bluff Regional Transportation Development District, RB, 4.75%, 12/01/42	2,200	2,296,734
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Lukes Health Syatem, Series A, 4.00%, 11/15/48	3,650	4,005,620

		12,658,639

Nebraska — 0.7%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.00%, 09/01/42	780	846,940
Central Plains Nebraska Energy Project, Refunding RB, Gas Project No. 3, Series A, 5.00%, 09/01/42	6,090	8,313,337

		9,160,277

Nevada — 0.1%
County of Clark Nevada, Refunding, Special Assessment, Special Improvement District No. 142, Mountain’s Edge:
4.00%, 08/01/22	590	615,128
4.00%, 08/01/23	365	380,162

		995,290

New Hampshire — 0.8%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(b):
Series B, 4.63%, 11/01/42	4,650	4,804,519
Series C, AMT, 4.88%, 11/01/42	2,515	2,604,484
New Hampshire Business Finance Authority, RB, The Vista Project, Series A(b):
5.25%, 07/01/39	910	984,711
5.63%, 07/01/46	605	659,033

10

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Hampshire (continued)
5.75%, 07/01/54	$1,210	$1,316,637

		10,369,384

New Jersey — 6.2%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/44	5,750	6,326,897
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(b)	1,155	1,171,875
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Keystone Urban Renewal Project, Series A, AMT, 5.00%, 12/01/24	1,500	1,612,995
New Jersey EDA, ARB, Continental Airlines, Inc. Project, 5.13%, 09/15/23	1,965	2,134,835
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	840	923,269
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	1,360	1,516,917
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 04/01/31	2,880	3,410,064
Provident Group-Kean Properties, Series A, 5.00%, 07/01/32	235	267,289
Provident Group-Kean Properties, Series A, 5.00%, 07/01/37	375	421,935
Series EEE, 5.00%, 06/15/48	6,970	7,949,843
State House Project, Series B, Remark 10, 5.00%, 06/15/43	3,755	4,307,173
Team Academy Charter School Project, 6.00%, 10/01/43	970	1,101,076
New Jersey Health Care Facilities Financing Authority, Refunding RB, Princeton HealthCare System:
5.00%, 07/01/32	1,140	1,363,942
5.00%, 07/01/33	1,450	1,732,213
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series S, 5.25%, 06/15/43	4,095	4,796,269
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/28	7,050	8,297,850
Series BB, 4.00%, 06/15/50(d)	3,995	4,144,453
Series BB, 5.00%, 06/15/50(d)	8,560	9,752,750
Transportation Program, Series AA, 5.25%, 06/15/41	1,265	1,415,914

Security	Par (000)	Value

New Jersey (continued)
Transportation Program, Series AA, 5.00%, 06/15/44	$1,005	$1,096,897
Transportation Program, Series AA, 5.00%, 06/15/44	1,860	2,000,095
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.00%, 12/15/36	1,195	1,399,919
South Jersey Port Corp., RB, Sub-Marine Terminal, Series B, AMT, 5.00%, 01/01/36	575	680,466
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	900	1,038,555
Sub-Series B, 5.00%, 06/01/46	10,370	11,446,510

		80,310,001

New Mexico — 0.2%
New Mexico Hospital Equipment Loan Council, Refunding RB, Gerald Champion Regional Medical Center Project, 5.50%, 07/01/42	2,030	2,166,030

New York — 7.3%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35(b)	1,215	1,357,216
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 06/01/48	4,475	4,611,487
Counties of New York Tobacco Trust II, RB, Settlement Pass-Through, 5.75%, 06/01/43	485	486,334
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 06/01/41(b)	8,100	8,255,682
5.00%, 06/01/42	4,520	4,520,452
5.00%, 06/01/45	1,695	1,695,102
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, Series A-2B:
5.00%, 06/01/45	4,010	4,266,720
5.00%, 06/01/51	6,865	7,352,690
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 08/01/46	2,580	2,510,443
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	1,375	1,508,774

11

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
County of Westchester New York Local Development Corp., Refunding RB, Westchester Medical Center Obligation, 5.00%, 11/01/46	$4,495	$5,105,421
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	3,210	3,211,509
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A:
5.00%, 11/15/51	3,135	3,323,006
5.00%, 11/15/56	6,425	7,154,109
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 01/15/20(c)	375	380,464
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(b)	7,365	8,122,564
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(b)	450	501,426
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(b)	1,070	1,204,071
3 World Trade Center Project, Class 3, 7.25%, 11/15/44(b)	3,115	3,785,223
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	3,000	3,352,230
New York Transportation Development Corp., RB, AMT, 4.00%, 01/01/36	5,000	5,431,050
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT:
5.00%, 08/01/26	3,130	3,299,333
5.00%, 08/01/31	6,995	7,341,392
Niagara Area Development Corp., Refunding RB, Covanta Project, Series A, AMT, 4.75%, 11/01/42(b)	530	553,643
Rockland Tobacco Asset Securitization Corp., RB, Asset-Backed, 5.75%, 08/15/43	690	691,898
State of New York Dormitory Authority, Refunding RB, Orange Regional Medical Center(b):
5.00%, 12/01/33	590	694,996
5.00%, 12/01/35	785	920,507
Westchester Tobacco Asset Securitization Corp., Refunding RB, Tobacco Settlement Bonds, Sub-Series C:
4.00%, 06/01/42	965	1,004,034

Security	Par (000)	Value

New York (continued)
5.13%, 06/01/51	$2,000	$2,138,440

		94,780,216

North Carolina — 0.4%
North Carolina Department of Transportation, RB, AMT, I-77 Hot Lanes Project, 5.00%, 06/30/54	1,385	1,526,284
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(c)	3,055	3,328,453

		4,854,737

North Dakota — 0.2%
County of Cass North Dakota, Refunding RB, Essentia Health Obligated Group, Series B, 5.25%, 02/15/58	1,785	2,122,329

Ohio — 3.0%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Series A-2:
Senior Turbo Term, 5.13%, 06/01/24	850	850,000
Senior Turbo Term, 5.88%, 06/01/47	10,545	10,558,287
6.00%, 06/01/42	10,000	10,106,500
County of Butler Port Authority, RB, Series A-1(b):
Storypoint Fairfield Project, 6.25%, 01/15/34	1,575	1,707,615
StoryPoint Fairfield Project, 6.38%, 01/15/43	840	902,286
County of Hamilton Ohio, Refunding RB, Improvement-Life Enriching Communities, 5.00%, 01/01/46	1,435	1,575,486
Ohio Air Quality Development Authority, RB, AMG Vanadium Project, AMT, 5.00%, 07/01/49(b)	9,500	10,477,930
Port of Greater Cincinnati Development Authority, RB, AHA-Colonial Village Athens Garden, 5.25%, 12/01/50	740	562,511

12

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	$2,410	$2,686,909

		39,427,524

Oklahoma — 1.2%
County of Tulsa Oklahoma Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/37	1,050	1,203,804
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B:
5.00%, 08/15/38	4,585	5,442,899
5.25%, 08/15/43	4,130	4,908,340
Oklahoma Turnpike Authority, RB, 2nd Series C, 4.00%, 01/01/42	3,340	3,719,825

		15,274,868

Oregon — 0.1%
State of Oregon Facilities Authority, RB, Howard Street Charter School Project, Series A(b):
5.00%, 06/15/49	915	939,339
5.25%, 06/15/55	505	524,448

		1,463,787

Pennsylvania — 2.1%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 05/01/35	1,185	1,250,365
5.00%, 05/01/42	2,730	2,860,822
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/36	3,000	3,269,850
County of Lehigh Pennsylvania General Purpose Authority, Refunding RB, Bible Fellowship Church Homes, 5.13%, 07/01/32	745	783,621
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A:
5.00%, 09/01/43	2,095	2,509,202
4.00%, 09/01/49	880	968,070
County of Montgomery Pennsylvania IDA, RB, Foulkeways Gwynedd Project, 5.00%, 12/01/46	1,470	1,647,047
County of Montgomery Pennsylvania IDA, Refunding RB, Whitemarsh Continuing Care Retirement Community Project, 5.38%, 01/01/50	1,865	1,940,700

Security	Par (000)	Value

Pennsylvania (continued)
County of Northampton Pennsylvania IDA, Tax Allocation Bonds, Route 33 Project, 7.00%, 07/01/32	$1,180	$1,351,737
East Hempfield Township Pennsylvania IDA, RB:
5.00%, 07/01/34	1,000	1,088,300
5.00%, 07/01/46	1,750	1,876,893
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	895	1,012,997
U.S. Airways Group, Series A, 7.50%, 05/01/20	1,200	1,238,100
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	5,390	5,676,640

		27,474,344

Puerto Rico — 8.9%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	1,145	1,162,507
Commonwealth of Puerto Rico, GO:
Refunding, Series C, 6.50%, 07/01/40(g)(h)	400	283,333
Public Improvement, Series A, 5.25%, 07/01/22(g)(h)	335	253,469
Public Improvement, Series B, 5.25%, 07/01/17(g)(h)	1,060	802,020
Commonwealth of Puerto Rico, GO, Refunding:
Public Improvement, Series A, 5.50%, 07/01/39(g)(h)	1,080	687,357
Public Improvement, Series C, 6.00%, 07/01/39(g)(h)	168	127,113
Public Improvements, Series A, 5.50%, 07/01/18	200	151,325
Series A, 8.00%, 07/01/35(g)(h)	10,611	6,370,866
Commonwealth of Puerto Rico, GO:
Series A, 5.00%, 07/01/23(g)(h)	1,250	945,779
Series A, 6.00%, 07/01/38(g)(h)	1,210	915,514
Refunding Public Improvement, Series A, 5.25%, 07/01/16(g)(h)	1,135	858,767
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB:
, 5.00%, 07/01/33	130	135,200
, 5.13%, 07/01/37	395	411,788
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	7,210	7,264,003
6.00%, 07/01/44	3,275	3,299,530

13

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB:
, 5.75%, 07/01/37	$5,575	$5,895,507
, 5.25%, 07/01/42	6,740	7,026,383
Puerto Rico Electric Power Authority, RB:
Series 2013-A, 7.00%, 07/01/33(g)(h)	340	279,863
Series 2013-A, 7.00%, 07/01/43(g)(h)	320	263,400
Series 2013A, 7.25%, 07/01/30(g)(h)	250	205,781
Series A, 5.00%, 07/01/29(g)(h)	1,500	1,196,827
Series A, 5.00%, 07/01/42(g)(h)	2,100	1,675,558
Series A-3, 10.00%, 07/01/19	747	663,555
Series B-3, 10.00%, 07/01/19	748	663,555
Series C-1, 5.40%, 01/01/18	2,054	1,591,984
Series C-2, 5.40%, 07/01/18	2,054	1,592,242
Series C-3, 5.40%, 01/01/20	208	160,949
Series C-4, 5.40%, 07/01/20	208	160,949
Series CCC, 5.25%, 07/01/26(g)(h)	590	470,752
Series CCC, 5.25%, 07/01/28(g)(h)	340	271,281
Series TT, 5.00%, 07/01/25(g)(h)	3,270	2,609,084
Series TT, 5.00%, 07/01/26(g)(h)	455	363,038
Series TT, 5.00%, 07/01/32(g)(h)	380	303,196
Series WW, 5.50%, 07/01/19	415	325,775
Series WW, 5.50%, 07/01/19	475	378,995
Series WW, 5.38%, 07/01/24(g)(h)	815	650,276
Series WW, 5.25%, 07/01/25(g)(h)	1,940	1,547,897
Series WW, 5.50%, 07/01/38(g)(h)	415	331,122
Series WW, 5.50%, 07/01/49(g)(h)	335	267,291
Series XX, 5.25%, 07/01/27(g)(h)	230	183,514
Series XX, 5.25%, 07/01/35(g)(h)	705	562,509
Series XX, 5.75%, 07/01/36(g)(h)	200	159,577
Series XX, 5.25%, 07/01/40(g)(h)	2,690	2,146,311
Puerto Rico Electric Power Authority, Refunding RB:
Series AAA, 5.25%, 07/01/22(g)(h)	765	610,382
Series AAA, 5.25%, 07/01/24(g)(h)	170	135,640
Series AAA, 5.25%, 07/01/28(g)(h)	1,235	985,388
Series AAA, 5.25%, 07/01/29(g)(h)	190	151,598
Series UU, 1.00%, 07/01/19(a)(g)(h)	125	86,719
Series UU, 1.16%, 07/01/19(a)(g)(h)	140	97,125
Series UU, 1.00%, 07/01/20(a)(g)(h)	1,135	825,712
Series UU, 2.25%, 07/01/31(a)(g)(h)	1,345	978,487
Series ZZ, 5.00%, 07/01/19(g)(h)	330	256,988
Series ZZ, 5.25%, 07/01/19(g)(h)	1,050	837,779
Series ZZ, 5.25%, 07/01/21(g)(h)	90	71,810
Series ZZ, 5.25%, 07/01/24(g)(h)	705	562,509
Series ZZ, 5.25%, 07/01/25(g)(h)	265	211,440

Security	Par (000)	Value

Puerto Rico (continued)
Series ZZ, 5.25%, 07/01/26(g)(h)	$85	$67,820
Series ZZ, 5.00%, 07/01/28(g)(h)	345	275,270
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities:
Series F (GTD), 5.25%, 07/01/24(g)(h)	1,495	1,265,144
Series G (GTD), 4.75%, 07/01/32(g)(h)	1,230	1,040,887
Series M (GTD), 6.25%, 07/01/31(g)(h)	2,000	1,762,500
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/24(e)	132	115,053
CAB, Series A-1, 0.00%, 07/01/27(e)	252	199,440
CAB, Series A-1, 0.00%, 07/01/29(e)	397	293,681
CAB, Series A-1, 0.00%, 07/01/31(e)	615	423,065
CAB, Series A-1, 0.00%, 07/01/33(e)	679	426,711
CAB, Series A-1, 0.00%, 07/01/46(e)	17,933	4,756,908
CAB, Series A-1, 0.00%, 07/01/51(e)	12,518	2,426,614
Series A-1, 4.75%, 07/01/53	8,681	9,014,090
Series A-1, 5.00%, 07/01/58	13,074	13,784,180
Series A-2, 4.33%, 07/01/40	6,619	6,716,895
Series A-2, 4.54%, 07/01/53	1,564	1,589,540
Series A-2, 4.78%, 07/01/58	9,261	9,620,605
Series B-1, 0.00%, 07/01/46(e)	2,066	548,316

		115,754,038

Rhode Island — 1.7%
Rhode Island Student Loan Authority, Refunding RB, Senior-Series A, AMT, 3.50%, 12/01/34	1,745	1,828,289
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	1,005	1,129,479
Series A, 5.00%, 06/01/40	5,500	6,118,310
Series B, 4.50%, 06/01/45	6,350	6,618,605
Series B, 5.00%, 06/01/50	5,650	6,033,579

		21,728,262

South Carolina — 2.2%
South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/48	5,825	6,816,298

14

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
South Carolina Jobs-Economic Development Authority, Refunding RB, The Woodlands at Furman, 4.00%, 11/15/27	$825	$853,776
State of South Carolina Ports Authority, RB, AMT, 5.00%, 07/01/45	1,975	2,253,297
State of South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	3,475	3,943,500
State of South Carolina Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/50	13,005	14,929,220

		28,796,091

Tennessee — 1.0%
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Commonspirit Health, Series A, 4.00%, 08/01/44	410	443,099
County of Knox Health Educational & Housing Facility Board, Refunding RB, University Health System, Inc., 5.00%, 04/01/36	560	647,993
County of Memphis-Shelby Tennessee Industrial Development Board, Refunding, Tax Allocation Bonds, Senior Tax Increment, Graceland Project, Series A:
5.50%, 07/01/37	1,650	1,843,727
5.63%, 01/01/46	1,875	2,077,612
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	925	1,078,772
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A:
4.00%, 10/01/49	1,635	1,747,766
5.25%, 10/01/58	3,335	4,063,264

Security	Par (000)	Value

Tennessee (continued)
Nashville Metropolitan Development & Housing Agency, Tax Allocation Bonds, Tax Increment Development Revenue Fifth+Broadway Development Project, 5.13%, 06/01/36(b)	$500	$562,355

		12,464,588

Texas — 7.6%
Arlington Higher Education Finance Corp., RB:
Austin Discovery School, Inc., 5.63%, 08/15/54(b)	6,260	6,382,633
Series A, 5.88%, 03/01/24	500	516,900
Wayside Schools, Series A, 4.63%, 08/15/46	830	842,035
Central Texas Regional Mobility Authority, Refunding RB:
CAB, 0.00%, 01/01/28(e)	3,000	2,456,310
CAB, 0.00%, 01/01/29(e)	500	396,765
CAB, 0.00%, 01/01/30(e)	1,330	1,021,054
CAB, 0.00%, 01/01/31(e)	4,000	2,963,760
Senior Lien, 6.25%, 01/01/21(c)	765	810,632
City of Austin Texas Airport System Revenue, RB, Series B, AMT, 5.00%, 11/15/46	3,500	4,135,670
City of Houston Texas Airport System, Refunding ARB, AMT:
Special Facilities, Continental Airlines, Inc., Series A, 6.63%, 07/15/38	1,110	1,190,031
United Airlines, Inc. Terminal E Project, 5.00%, 07/01/29	1,000	1,120,430
United Airlines, Inc., Airport Improvement Projects, Series C, 5.00%, 07/15/20	825	844,173
United Airlines, Inc., 5.00%, 07/15/28	2,725	3,308,913
County of Bexar Texas Health Facilities Development Corp., RB, Army Retirement Residence Project, 6.20%, 07/01/20(c)	1,320	1,367,032
County of Fort Bend Texas Industrial Development Corp., RB, NRG Energy Inc. Project, Series B, 4.75%, 11/01/42	3,380	3,574,925
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding, MRB, Brazos Presbyterian Homes, Inc. Project, Series A:
5.00%, 01/01/38	510	545,430
5.00%, 01/01/43	520	552,822
5.13%, 01/01/48	1,535	1,635,589

15

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 0.00%, 11/15/41(e)	$350	$137,379
County of Hemphill Hospital District, GOL:
4.63%, 02/01/39	1,500	1,542,885
4.75%, 02/01/45	2,500	2,554,075
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB:
Christus Health, Series B, 5.00%, 07/01/48	8,560	10,254,024
Senior Living Center Project, Series A, 8.25%, 11/15/44	800	641,494
County of Travis Texas Health Facilities Development Corp., Refunding RB, 7.13%, 01/01/21(c)	1,920	2,055,994
Houston Higher Education Finance Corp., RB, Cosmos Foundation, Inc., 6.50%, 05/15/21(c)	535	578,501
Mission EDC, Refunding RB, Senior Lien, NatGasoline Project, AMT, 4.63%, 10/01/31(b)	1,500	1,626,645
New Hope Cultural Education Facilities Corp., RB, Stephenville LLC Tarleton State University Project:
5.88%, 04/01/36	890	964,600
6.00%, 04/01/45	1,355	1,465,148
New Hope Cultural Education Facilities Finance Corp., RB, Beta Academy(b):
5.00%, 08/15/39	420	444,952
5.00%, 08/15/49	825	870,540
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, Jubilee Academic(b):
Center, 5.00%, 08/15/46	695	708,038
5.00%, 08/15/36	2,520	2,580,505
Newark Higher Education Finance Corp., RB:
Austin Achieve Public School, Inc., 5.00%, 06/15/48	1,500	1,535,745
Series A, 5.50%, 08/15/35(b)	375	423,495
Series A, 5.75%, 08/15/45(b)	645	725,722
North Texas Tollway Authority, Refunding RB, 2nd Tier-Series B, 5.00%, 01/01/43	5,145	6,093,223
Red River Health Facilities Development Corp., First MRB, Project:
Eden Home, Inc., 7.25%, 12/15/42(g)(h)	1,330	850,664
Wichita Falls Retirement Foundation, 5.13%, 01/01/41	600	624,948

Security	Par (000)	Value

Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB:
Segment 3C Project, AMT, 5.00%, 06/30/58	$9,060	$10,586,791
Senior Lien, AMT, Blueridge Transportation Group, 5.00%, 12/31/50	3,480	3,897,739
Senior Lien, LBJ Infrastructure Group LLC, 7.00%, 06/30/40	1,000	1,042,200
Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	4,740	4,803,990
Texas Transportation Commission, RB, CAB, First Tier Toll Revenue(e):
0.00%, 08/01/46	2,580	784,397
0.00%, 08/01/47	3,850	1,112,534
0.00%, 08/01/48	4,070	1,116,930
0.00%, 08/01/49	3,825	1,008,232
0.00%, 08/01/50	5,485	1,343,331
0.00%, 08/01/51	3,230	746,938
0.00%, 08/01/52	3,230	705,400
0.00%, 08/01/53	290	59,659
Town of Flower Mound Texas, Special Assessment Bonds, 6.50%, 09/01/36	1,500	1,547,010

		99,098,832

Utah — 0.4%
State of Utah Charter School Finance Authority, RB:
Navigator Pointe Academy, Series A, 5.63%, 07/15/40	1,000	1,023,160
Spectrum Academy Project, 6.00%, 04/15/45(b)	2,000	2,013,720
State of Utah Charter School Finance Authority, Refunding RB, 6.75%, 10/15/43	2,050	2,054,941

		5,091,821

Virginia — 2.2%
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A:
5.00%, 07/01/42	2,000	2,091,880
Residential Care Facility, 5.00%, 07/01/47	1,015	1,058,574
Lower Magnolia Green Community Development Authority, Special Assessment Bonds(b):
5.00%, 03/01/35	490	519,670
5.00%, 03/01/45	505	526,311

16

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Mosaic District Community Development Authority, Special Assessment, Series A:
6.63%, 03/01/26	$515	$544,978
6.88%, 03/01/36	450	476,541
Norfolk Redevelopment & Housing Authority, RB, Fort Norfolk Retirement Community, Inc. — Harbor’s Edge Project, Series A:
5.00%, 01/01/49	1,250	1,353,275
5.25%, 01/01/54	3,750	4,079,512
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 06/01/47	7,120	7,119,929
Virginia Beach Development Authority, Refunding RB, Westminster-Canterbury on Chesapeake Bay, 4.00%, 09/01/48	2,885	3,023,134
Virginia College Building Authority, RB, Green Bond, Marymount University Project, Series B, 5.00%, 07/01/45(b)	535	575,719
Virginia Small Business Financing Authority, RB, Senior Lien, AMT:
Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	3,360	3,703,459
Express Lanes LLC, 5.00%, 07/01/34	3,300	3,516,150

		28,589,132

Washington — 0.5%
County of King Washington Public Hospital District No. 4, GO, Refunding, Snoqualmie Valley Hospital, 7.00%, 12/01/40	545	572,664
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 09/01/42	1,005	1,046,506
Washington Health Care Facilities Authority, Refunding RB, Commonspirit Health, Series A, 4.00%, 08/01/44	885	956,437
Washington State Housing Finance Commission, Refunding RB(b):
5.75%, 01/01/35	355	376,595
6.00%, 01/01/45	940	992,386

Security	Par (000)	Value

Washington (continued)
Horizon House Project, 5.00%, 01/01/48	$2,410	$2,702,020

		6,646,608

Wisconsin — 1.7%
Public Finance Authority, RB:
Alabama Proton Therapy Center, Series A, 6.25%, 10/01/31(b)	910	1,021,420
Alabama Proton Therapy Center, Series A, 7.00%, 10/01/47(b)	910	1,026,371
American Preparatory Academy — Las Vegas Project, Series A, 5.38%, 07/15/47(b)	1,595	1,745,696
Delray Beach Radiation Therapy, 6.85%, 11/01/46(b)	1,325	1,491,804
Delray Beach Radiation Therapy, 7.00%, 11/01/46(b)	805	913,530
Minnesota College of Osteopathic Medicine, Series A-1, 5.50%, 12/01/48(b)	1,260	1,240,558
Piedmont Community Charter School, 5.00%, 06/15/39	310	363,987
Piedmont Community Charter School, 5.00%, 06/15/49	955	1,094,917
Piedmont Community Charter School, 5.00%, 06/15/53	645	732,165
Traders Point Christian Schools, Series A, 5.38%, 06/01/44(b)	1,215	1,272,992
Traders Point Christian Schools, Series A, 5.50%, 06/01/54(b)	1,500	1,565,265
Voyager Foundation, Inc. Project, Series A, 5.13%, 10/01/45	1,850	1,970,231
Public Finance Authority, Refunding RB:
Celanese Project, Series D, 4.05%, 11/01/30	525	558,957
Senior Obligated Group, Series B, AMT, 5.00%, 07/01/42	2,150	2,292,222
White Stone Retirement Facilities, 5.00%, 03/01/52(b)	1,300	1,410,565
Wingate University, Series A, 5.25%, 10/01/48	1,790	2,019,514
Wisconsin Health & Educational Facilities Authority, Refunding RB, Benevolent Corporation Cedar Community, 5.00%, 06/01/41	350	382,183

17

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Wisconsin Housing & Economic Development Authority, RB, M/F Housning, WHPC Madison Pool Project, Series A, 4.70%, 07/01/47	$740	$799,326

		21,901,703

Total Municipal Bonds — 90.4% (Cost — $1,092,715,410)		1,175,321,426

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

California — 0.1%
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 05/15/40	1,678	1,715,792

Colorado — 0.4%
Colorado Health Facilities Authority, Refunding RB, Sisters of Leavenworth Health System, Series A, 5.00%, 01/01/40	5,592	5,641,599

Florida — 0.3%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/20(c)	3,499	3,626,481

Illinois — 1.2%
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 08/15/41	2,480	2,677,656
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C:
4.00%, 02/15/27(c)	13	13,934
4.00%, 02/15/41	6,497	7,203,785
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	5,011	5,789,798

		15,685,173

Massachusetts — 0.3%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Rail Enhancement Program, Series A, 4.00%, 06/01/45	3,464	3,730,417

New York — 5.7%
City of New York Housing Development Corp., RB, M/F, Series C-1A, 4.15%, 11/01/39	3,107	3,249,849
City of New York Housing Development Corp., RB, M/F, Series C-1A:
4.20%, 11/01/44	5,695	5,956,859

Security	Par (000)	Value

New York (continued)
4.30%, 11/01/47	$4,660	$4,874,703
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series HH, 5.00%, 06/15/31(j)	3,015	3,203,377
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(j):
5.75%, 02/15/21(c)	1,065	1,127,426
5.75%, 02/15/47	655	693,558
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	7,725	8,395,759
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(j)	2,520	2,740,272
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 03/15/36	21,670	25,631,926
Port Authority of New York & New Jersey, Refunding ARB, Series194th, 5.25%, 10/15/55	2,925	3,484,962
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 4.00%, 03/15/46	13,005	14,776,021

		74,134,712

18

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina — 0.3%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	$2,930	$3,433,989

Pennsylvania — 0.3%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	3,677	4,411,466

Rhode Island — 0.2%
Narragansett Bay Commission, Refunding RB, Wastewater System, Series A, 4.00%, 09/01/43	2,641	2,758,132

Texas — 0.3%
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Corporation Project, 4.00%, 05/15/43	3,480	3,630,893

Virginia — 0.2%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	2,501	2,548,002

Washington — 1.0%
City of Bellingham Washington Water & Sewer Revenue, RB, Water & Sewer, 5.00%, 08/01/40	2,998	3,181,638

Security	Par (000)	Value

Washington (continued)
County of Snohomish Public Utility District No. 1, 5.00%, 12/01/45	$8,664	$10,255,004

		13,436,642

Wisconsin — 0.2%
State of Wisconsin Health & Educational Facilities Authority, Refunding RB, The Medical College of Wisconsin, Inc., 4.00%, 12/01/46	1,774	1,915,823

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 10.5% (Cost — $127,938,862)		136,669,121

Total Long-Term Investments — 102.0% (Cost — $1,234,989,522)		1,326,487,297

	Shares

Short-Term Securities — 4.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.27%(k)(l)	53,660,092	53,665,458

Total Short-Term Securities — 4.2% (Cost — $53,663,141)		53,665,458

Total Investments — 106.2% (Cost — $1,288,652,663)		1,380,152,755

Liabilities in Excess of Other Assets — (0.4)%		(4,727,902)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.8)%		(75,496,714)

Net Assets — 100.0%		$1,299,928,139

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	When-issued security.
(e)	Zero-coupon bond.
(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement(s), which expire between November 15,2019 to December 15,2020, is $4,332,892.

(k)	Annualized 7-day yield as of period end.
(l)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

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Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield Municipal Fund

Affiliate	Shares Held at 6/30/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	114,002,708	(60,342,616)	53,660,092	$53,665,458	$272,634	$802	$2,426

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

ACA — American Capital Access Holding Ltd.

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

CAB — Capital Appreciation Bonds

EDA — Economic Development Authority

EDC — Economic Development Corp.

ERB — Education Revenue Bonds

ETF — Exchange-Traded Fund

GO — General Obligation Bonds

GTD — Guaranteed

IDA — Industrial Development Authority

LRB — Lease Revenue Bonds

M/F — Multi-Family

MRB — Mortgage Revenue Bonds

NPFGC — National Public Finance Guarantee Corp.

RB — Revenue Bonds

S/F — Single-Family

VRDN — Variable Rate Demand Notes

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	69	12/19/19	$8,992	$88,224
Long U.S. Treasury Bond	197	12/19/19	31,976	459,546
5-Year U.S. Treasury Note	42	12/31/19	5,004	30,567

				$578,337

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Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield Municipal Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments (a)	$14,496,750	$1,311,990,547	$—	$1,326,487,297
Short-Term Securities	53,665,458	—	—	53,665,458

Total	$68,162,208	$1,311,990,547	$—	$1,380,152,755

Derivative Financial Instruments (b)
Assets:
Interest rate contracts	$578,337	$—	$—	$578,337

(a)	See above Schedule of Investments for values in each state. Investment categorized as Level1 & 2 are included in State.
(b)	Derivative financial instruments are future contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust certificates of $75,300,547 are categorized as Level 2 within the disclosure hierarchy.

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